RECEIVABLES AND REVENUES (Details) - Medtronic [Member] - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Jun. 03, 2020
Disclosure of detailed information about business combination [line items]
License Agreement revenue with Medtronic	$ 10	$ 10	$ 10
Receivables				$ 10
Note payable				$ 175
Intellectual property rights and know-how [Member]
Disclosure of detailed information about business combination [line items]
License Agreement revenue with Medtronic			$ 10
Development agreement [Member]
Disclosure of detailed information about business combination [line items]
Total consideration					$ 31
Licensing agreement [Member]
Disclosure of detailed information about business combination [line items]
Total consideration					10
Licensing and development agreements [Member]
Disclosure of detailed information about business combination [line items]
Total consideration					$ 406